Consolidated Statements of Comprehensive Loss Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Loss	$ (68,460)	$ (47,227)	$ (12,722)
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustment	(430)	286	(1,285)
Other Comprehensive (Loss) Income	(430)	286	(1,285)
Comprehensive Loss	$ (68,890)	$ (46,941)	$ (14,007)